Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Business segments

	For the year ended December 31,
(In millions)	2012	2011	2010
Revenues
Transportation	$313.2	$300.8	$264.4
Federal	280.2	237.6	235.0

Total revenues	593.4	538.4	499.4

Gross profit
Transportation	50.4	50.6	51.2
Federal	43.5	53.3	49.5
Corporate	(1.9)	(1.6)	(1.6)

Total gross profit	92.0	102.3	99.1

Less: SG&A
Transportation	(49.4)	(46.8)	(42.8)
Federal	(38.6)	(31.3)	(33.9)
Corporate	(0.1)	—	(0.1)

Total SG&A	(88.1)	(78.1)	(76.8)

Total operating income
Transportation	1.0	3.8	8.4
Federal	4.9	22.0	15.6
Corporate	(2.0)	(1.6)	(1.7)

Total operating income	$3.9	$24.2	$22.3

	For the year ended December 31,
(In millions)	2012	2011	2010
Depreciation and amortization expense
Transportation	$8.1	$9.9	$6.5
Federal	8.3	3.5	1.8
Corporate	0.8	0.8	1.2

Total	$17.2	$14.2	$9.5

Capital expenditures on an accrual basis
Transportation	$1.2	$1.0	$2.4
Federal	1.9	2.1	2.6
Corporate	0.6	0.1	1.3

Total	$3.7	$3.2	$6.3

Income/(loss) from unconsolidated subsidiaries
Transportation	$2.6	$0.8	$1.4
Federal	—	(0.1)	1.2

Total	$2.6	$0.7	$2.6

	As of December 31,
(In millions)	2012	2011	2010
Segment assets
Transportation	$172.9	$182.2	$165.0
Federal	111.2	134.0	54.4
Corporate	89.3	63.7	101.7

Total	$373.4	$379.9	$321.1

Company's enterprise-wide disclosures

	For the year ended December 31,
(In millions)	2012	2011	2010
Revenues by geographic origin
Domestic	$580.5	$513.8	$472.1
Foreign(1)	12.9	24.6	27.3

Total	$593.4	$538.4	$499.4

(1)	The Company defines foreign contract revenue as work performed outside the U.S. irrespective of the client’s U.S. or non-U.S. ownership.

Revenues by principal markets
United States government	26%	31%	37%
Various state governmental and quasi-government agencies	58%	53%	48%
Commercial, industrial and private clients	16%	16%	15%